Performance Management	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	29.89%
Worst quarter:	Q2 2022	-20.61%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	29.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Mid Cap Growth Portfolio	1 Year	5 Years	10 Years
Class I	5.45	4.47	10.96
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15	13.15	14.29
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66	6.65	12.49
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60	8.67	11.01

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class I | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	26.65%
Worst quarter:	Q1 2020	-38.73%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	26.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(38.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Mid Cap Intrinsic Value Portfolio	1 Year	5 Years	10 Years
Class I	11.56	10.06	7.75
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15	13.15	14.29
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05	9.83	9.78
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60	8.67	11.01

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class I | Quality Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.21%
Worst quarter:	Q1 2020	-21.38%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Quality Equity Portfolio	1 Year	5 Years	10 Years
Class I	13.74	12.83	12.94
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88	14.42	14.82

Average Annual Return, Caption [Optional Text]	Quality Equity Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class I | Short Duration Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	5.25%
Worst quarter:	Q1 2020	-4.54%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	5.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(4.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Short Duration Bond Portfolio	1 Year	5 Years	10 Years
Class I	5.71	2.56	2.30
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.35	1.97	2.09

Average Annual Return, Caption [Optional Text]	Short Duration Bond Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class S | Mid Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	29.83%
Worst quarter:	Q2 2022	-20.65%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	29.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Mid Cap Growth Portfolio	1 Year	5 Years	10 Years
Class S	5.23	4.27	10.71
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15	13.15	14.29
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66	6.65	12.49
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60	8.67	11.01

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class S | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	26.49%
Worst quarter:	Q1 2020	-38.70%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	26.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(38.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Mid Cap Intrinsic Value Portfolio	1 Year	5 Years	10 Years
Class S	11.34	9.83	7.51
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15	13.15	14.29
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05	9.83	9.78
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60	8.67	11.01

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class S | Quality Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.16%
Worst quarter:	Q1 2020	-21.43%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance [Table]
Quality Equity Portfolio	1 Year	5 Years	10 Years
Class S	13.43	12.54	12.66
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88	14.42	14.82

Average Annual Return, Caption [Optional Text]	Quality Equity Portfolio
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700